Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

15. STOCK-BASED COMPENSATION

Issued and Outstanding Share Units

A summary of the PWs, RSUs, PSUs and DSUs, collectively the share units, issued and outstanding is as follows:

	PWs	RSUs	PSUs	DSUs	Total
Outstanding January 1, 2023	3,895,449	-	-	-	3,895,449
Granted	186,257	-	-	-	186,257
Forfeited	(38,820)	-	-	-	(38,820)
Cancelled	(425,870)	-	-	-	(425,870)
Balance, December 31, 2023	3,617,016	-	-	-	3,617,016
Exercisable, December 31, 2023	3,617,016	-	-	-	3,617,016

	PWs	RSUs	PSUs	DSUs	Total
Outstanding January 1, 2024	3,617,016	-	-	-	3,617,016
Granted	-	671,724	919,351	21,325	1,612,400
Exercised(1)	(1,080,521)	(518,500)	-	-	(1,599,021)
Forfeited	(16,992)	(16,612)	(44,748)	-	(78,352)
Balance, December 31, 2024	2,519,503	136,612	874,603	21,325	3,552,043
Exercisable, December 31, 2024	2,519,503	-	-	21,325	2,540,828

(1)	Differences in exercised awards compared to those disclosed in share capital (Note 11) relate to withholding taxes on share issuance (Note 20).

Performance warrants

The performance warrants expire ten years after their issuance date. On September 20, 2023, with the closing of the De-Spac Transaction (Note 12), all outstanding performance warrants vested and became exercisable. The fair value of Performance Warrants was estimated at the date of grant using the Black Scholes Merton valuation model, including the following assumptions:

2023 Grants
Average risk-free interest rate	4.2%
Average expected dividend yield	-
Average expected volatility(1)	70%
Average expected life	2 – 5 years

(1)	Expected volatility has been based on historical share volatility of similar market participants.

A summary of performance warrants outstanding:

	Number of Performance	Weighted Average Remaining	Weighted Average
Range of Exercise Price	Warrants Outstanding	Contractual Life (Years)	Exercise Price
$ 2.14 - $ 2.84	2,222,941	7.1	$2.57
$ 7.34 - $ 11.09	296,562	8.0	$8.79

Subsequent to December 31, 2024, and in connection with the change of control transaction occurring on December 23, 2024 (Note 22), the board of directors exercised its discretion to accelerate the expiry date of all PWs to April 30, 2025. The PWs were fully expensed when they vested on September 20, 2023.

Performance share units (“PSUs”)

PSUs have been granted with either market-based (“Market PSUs”) or non-market operations-based (“Operations PSUs”) performance criteria.

Market PSUs are valued using a Monte Carlo simulation incorporating a three-year life and a volatility of 57%.

Operations PSUs are valued based on the share price at the time of grant multiplied by the expected number of shares to be issued. Vesting conditions, including production targets and service conditions, are adjusted at each reporting period to reflect management’s expectations for the number of Operations PSUs that will vest. Production targets are updated based on historic and forecast production.

Stock-based compensation expense

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Performance warrants (PWs)	$-	$9,808
Restricted share units (RSUs)	4,692	-
Performance share units (PSUs)	1,468	-
Deferred share units (DSUs)	184	-
	$6,344	$9,808